Note 11 - Cost Method Investment (Details Textual) - USD ($)	1 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2015	Apr. 30, 2015	May 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost Method Investments	$ 554,392			$ 554,392	$ 1,217,617	$ 1,138,899	$ 802,202
Increase (Decrease) in Cost Method Investments					81,064	309,698
Cost-method Investments, Realized Gains			$ 4,648,302	4,648,302	4,337,736
Cost-method Investments, Other than Temporary Impairment				$ 0	0	$ 0
CFO Securities Consulting [Member]
Deconsolidation, Ownership Percentage, Disposed	90.00%
Ocean Butterflies Holdings [Member]
Cost-method Investments, Realized Gains					4,337,736
Sales of Cost Method Investment Receivable					$ 2,168,868
Proceeds from Collection of Consideration Receivable		$ 2,168,868
CFO Securities Consulting [Member]
Cost Method Investments, Ownership Percentage	10.00%			10.00%
Cost Method Investments, Fair Value Disclosure	$ 477,393			$ 477,393